Note 7 - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Pass [Member] | Commercial And Industrial [Member]
Loans, total	$ 58,864	$ 40,560
Pass [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	16,005	22,007
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	245,314	225,945
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	237,301	219,331
Pass [Member] | Consumer Portfolio Segment [Member]
Loans, total	4,495	4,854
Pass [Member]
Loans, total	561,979	512,697
Special Mention [Member] | Commercial And Industrial [Member]
Loans, total	475	242
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	515	728
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	3,848	4,327
Special Mention [Member]
Loans, total	4,838	5,297
Substandard [Member] | Commercial And Industrial [Member]
Loans, total	1,112	1,734
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	5,724	5,805
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	6,027	8,043
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans, total	2	4
Substandard [Member]
Loans, total	12,865	15,586
Doubtful [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	34	130
Doubtful [Member]
Loans, total	34	130
Commercial And Industrial [Member]
Loans, total	60,451	42,536
Real Estate Construction Porfolio Segment [Member]
Loans, total	16,039	22,137
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	251,553	232,478
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	247,176	231,701
Consumer Portfolio Segment [Member]
Loans, total	4,497	4,858
Loans, total	$ 579,716	$ 533,710